LORD ABBETT SECURITIES TRUST

90 Hudson Street

Jersey City, NJ 07302

May 9, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Pre-Effective Amendment No. 2 to Registration Statement on

Form N-14 (the “Registration Statement”) of Lord Abbett

Securities Trust (the “Trust”), File Nos. 1933 Act File No.

333-187822 and 811-07538

Ladies and Gentlemen:

Pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”); (ii) the General Instructions to Form N-14; and (iii) Regulation S-T, enclosed herewith for filing on behalf of the Trust is Pre-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form N-14, which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 9, 2013. The Amendment relates to the proposed reorganization of Lord Abbett Small Cap Blend Fund, a series of Lord Abbett Equity Trust, into Lord Abbett Value Opportunities Fund, a series of the Trust.

The Amendment is being filed for the purposes of:  (1) including certain information as of the Record Date; (2) filing the accountant’s consent; and (3) responding to comments received from the Commission staff.  The Trust is proposing that the Registration Statement become effective on May 10, 2013 or on such date as the Commission, acting pursuant to Section 8(a), may determine.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips

Vice President and Assistant Secretary